OTHER LONG TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities

(in thousands of $)	2016	2015
Unamortized sellers' credit	6,124	11,960
Obligations under capital leases - long-term portion	118,754	—
Other items	4	3
	124,882	11,963

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
In October 2015, the Company entered into agreements to charter in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first of these vessels, the MSC Anna, was delivered in December 2016 and this vessel is accounted for as a direct financing lease asset. The Company's future minimum lease obligations under this non-cancellable lease are as follows:

(in thousands of $) Year ending December 31,
2017	12,527
2018	12,527
2019	12,527
2020	12,561
2021	12,527
Thereafter	151,993
Total lease obligations	214,662
Less: imputed interest payable	(92,259)
Present value of obligations under capital lease	122,403
Less: current portion	(3,649)
Obligations under capital lease - long-term portion	118,754